Loans Receivable (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans receivable	$ 146,416	$ 112,911	$ 170,668
Net of reserves for uncollectible loans	$ 55,000	$ 55,000	$ 55,000
Minimum [Member]
Loan original term		1 year
Interest rate	2.00%	1.00%
Maximum [Member]
Loan original term	10 years	5 years
Interest rate	12.00%	5.00%